Consolidated Statements of Operations and Comprehensive (Income) Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
REVENUES:
Net Sales	$ 4,427,503	$ 4,131,379	$ 3,854,134
Other Revenue	34,484	34,125	33,397
Total Revenue	4,461,987	4,165,504	3,887,531
COSTS AND EXPENSES:
Cost of Sales	2,695,957	2,530,124	2,363,464
Selling and Administrative Expenses	1,391,788	1,312,682	1,215,774
Costs Related to Debt Amendments, Termination of Advisory Agreement and Other	23,026	4,175	(473)
Stock Option Modification Expense	10,418
Restructuring and Separation Costs (Note 15)	2,171	2,999	7,438
Depreciation and Amortization	168,195	166,786	153,070
Impairment Charges-Long-Lived Assets (Note 7)	3,180	11,539	1,735
Other Income, Net	(8,939)	(8,115)	(9,942)
Loss on Extinguishment of Debt	16,094	2,222	37,764
Interest Expense inclusive of (Gain) Loss on Interest Rate Cap Agreements	127,739	113,927	129,121
Total Costs and Expenses	4,429,629	4,136,339	3,897,951
Income (Loss) Before Income Tax Expense (Benefit)	32,358	29,165	(10,420)
Income Tax Expense (Benefit)	16,208	3,864	(4,148)
Net Income (Loss)	16,150	25,301	(6,272)
Total Comprehensive Income (Loss)	16,150	25,301	(6,272)
Class L Preference Amount	(111,282)	(146,923)	(123,270)
Net Loss Attributable to Common Stockholders	(95,132)	(121,622)	(129,542)
Allocation of Net Income (Loss) to Common Stockholders-Basic	(95,132)	(121,622)	(129,542)
Net Income (Loss) Per Share-Basic	$ (0.26)	$ (0.24)	$ (0.26)
Allocation of Net Income (Loss) to Common Stockholders-Diluted	(144,392)	(134,086)	(140,824)
Net Income (Loss) Per Share-Diluted	$ (0.39)	$ (0.27)	$ (0.28)
Weighted Average Number of Shares-Basic	369,567	505,802	496,606
Weighted Average Number of Shares-Diluted	370,040	505,802	496,606
Class L Common Stock
COSTS AND EXPENSES:
Allocation of Net Income (Loss) to Common Stockholders-Basic	111,282	146,923	123,270
Net Income (Loss) Per Share-Basic	$ 31.93	$ 28.76	$ 24.58
Allocation of Net Income (Loss) to Common Stockholders-Diluted	$ 111,282	$ 146,923	$ 123,270
Net Income (Loss) Per Share-Diluted	$ 31.93	$ 28.76	$ 24.58
Weighted Average Number of Shares-Basic	3,485	5,109	5,016
Weighted Average Number of Shares-Diluted	3,485	5,109	5,016